Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS - OPERATING ACTIVITIES:
Net cash used for operating activities (see Appendix A)	$ (10,101)	$ (8,021)	$ (3,397)
CASH FLOWS - INVESTING ACTIVITIES:
Purchase of equipment	(39)	(47)	(23)
Installation of a production facility, less participation by the Israeli Innovation Authority (Note 8)	(1,426)	(193)	(416)
Consideration from sale of equipment, metals and parts			21
Investment in joint venture	(33)
Restricted deposits and interest thereon, net	136	2	58
Net cash used for investing activities	(1,362)	(238)	(360)
CASH FLOWS - FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants, net	7,174	15,677	7,350
Exercise of options and warrants		20	584
Short-term bank credit and loans			(73)
Loan received from EIB	3,726
Repayment of bank loan and interest thereon	(5)	(16)	(1,618)
Payments with respect to lease liabilities and interest thereon	(647)	(546)	(497)
Repayments of royalty liability	(85)	(12)
Amounts recognized as liability for royalties	314	24
Repayment of shareholders’ loan		(949)
Receipt of loan from third party			874
Repayment of loan from third party and interest thereon			(897)
Net cash provided by financing activities	10,477	14,198	5,723
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(986)	5,939	1,966
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(786)	63	(40)
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	8,280	2,278	352
CASH AND CASH EQUIVALENTS - END OF YEAR	6,508	8,280	2,278
A. NET CASH USED FOR OPERATING ACTIVITIES:
Loss for the year	(11,067)	(10,348)	(9,481)
Adjustments for:
Depreciation (Note 8)	239	250	220
Amortization of right-of-use assets	535	471	458
Impairment loss of inventory	2	114	127
Impairment and closure net loss of Rotem 1 project	155	82	2,973
Royalty obligations initial recognition and adjustment	175	(13)	1,807
Provision	(183)	150	63
Share in loss of joint venture	30
Loss from write-down of production line	704	311	16
Fair value adjustment of share options’ liability	(197)	(1,053)	730
Other financial expenses	348	187	384
Other financial income (Notes 12C)			(952)
Share-based payment (Note 14C)	1,543	507	137
Net cash used in operating activities	(7,716)	(9,342)	(3,518)
Changes in operating working capital:
Increase in trade and other receivables	(610)	(98)	(205)
Decrease (increase) in inventory	(894)	507	(400)
Increase in trade payables	14	14	(18)
Increase (decrease) in other payables and deferred revenue	(895)	898	744
NET CASH USED FOR OPERATING ACTIVITIES	(10,101)	(8,021)	(3,397)
B. NON-CASH INVESTMENT AND FINANCING ACTIVITIES:
Conversion of convertible loan into ordinary shares			1,665
Recognition of share options issued in loan settlement arrangement			494
Recognition of lease liability and right-of-use asset	601	789	777
Derecognition of lease liability	1,668
Derecognition of right of use asset	1,463
Borrowing costs capitalized	20
Recognition of property, plant and equipment paid in the past as advances to suppliers			9
C. INTEREST PAYMENTS (included in financing activities items)	69	179	107
D. INTEREST INCOME (included in investing activities items)	$ 51